Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,534,000
Previously Paid Amount	0.00
Total Fee Amount	349.95
Total Offset Amount	0.00
Net Fee	349.95
Narrative - Max Aggregate Offering Price	$ 2,534,000
Final Prospectus	true